UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10 - D/A
Amendment No. 1

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Date:	November 26, 2007

Commission File Number of issuing entity:	333-130795-44

WASHINGTON MUTUAL ASSET-BACKED CERTIFICATES
WaMu SERIES 2007-HE1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130795

WaMu Asset Acceptance Corp.

(Exact name of depositor as specified in its charter)

Washington Mutual Mortgage Securities Corp

(Exact name of sponsor(s) as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	20-8476445 (I.R.S. Employer Identification No.)

1301 SECOND AVENUE, WMC 3501A SEATTLE, WASHINGTON (Address of principal executive offices of the issuing entity)	98101 (Zip Code)

(206) 500-4418
(Telephone number, including area code)

(Former name or former address, if changed since last report)

Section 12(b)	Registered/reporting pursuant to (check one) Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)
[ ]	[ ]	[xx]	________________
[ ]	[ ]	[ ]	________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [XX] No [__]

Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

This Current Revised Report on Form 10-D/A relates to the distribution report furnished to certificate holders in connection with the November 2007 distribution.

Part II - Other Information

Item 8. Other Information.

A portion of the principal amounts that should have been distributed on the November 26, 2007 Distribution Date to holders of the Class 1-A and Class 2-A-1 Certificates was incorrectly paid on that date to the holder as interest to the holders of Class M-9, Class B-1 and Class B-2 Certificates. A request for the return of the overpayments of interest have been sent to the Class M-9 Certificateholder(s),the Class B-1 Certificateholder(s) and the Class B-2 Certificateholder(s) and once they have returned those amountsto the Trustee, the Trustee shall remit the shortfall amounts to the Class 1-A and Class 2-A-1 Certificateholders as required by the Pooling and Servicing agreement. has remitted the shortfall amount to the applicable Certificateholders as required by the Pooling and Servicing agreement.

CERTIFICATE	REMITTANCE SHORTFALL (OVERPAYMENT)
Class 1-A	$1,004.39
Class 2-A-1	$2,067.16
Class M-9	($1,251,38)
Class B-1	($682.57)
Class B-2	($1,137.60)

Item 9. Exhibits

Exhibit No.	Description
99.1	Washington Mutual Asset-Backed Certificates, WaMu, Series 2007-HE1 Monthly Distribution Report for November 2007

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WaMu Asset Acceptance Corp., Depositor
Date: November 26, 2007	By:	/s/Mike Smith
Name: Mike Smith Title: Vice President (Authorized Officer)